Other Receivables (Details Textual)	2 Months Ended
	Jul. 31, 2016 Property	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Other Receivables Accrued Interest Rate			12.00%
Other Receivables | $		$ 173,945	$ 182,842	$ 17,500
Number of properties sold which acquired through foreclosure | Property	2